Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2026
Commitments and contingencies
Schedule of purchase obligations

	Obligations Due by Period
Purchase Obligations	Total	<1 year	1-2 years	2-5 years	After 5 years
	€M	€M	€M	€M	€M
Purchase contracts with Boeing	8,693	722	1,261	4,372	2,338